Basis of presentation and significant accounting policies (Details 2)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
CHF
Foreign currency translation
Foreign currency exchange rates	0.9641	0.8867	0.9487
Russian Ruble
Foreign currency translation
Foreign currency exchange rates	58.4643	35.6871	31.0834
Ukrainian Hryvnia
Foreign currency translation
Foreign currency exchange rates	23.4426	10.955	7.993
EUR
Foreign currency translation
Foreign currency exchange rates	0.92	0.73	0.78
RON
Foreign currency translation
Foreign currency exchange rates	4.1115	3.2304	3.4455
GBP
Foreign currency translation
Foreign currency exchange rates	0.67	0.601	0.658
PLN
Foreign currency translation
Foreign currency exchange rates	3.776	3.081	3.305